5. Business Concentration and Risks	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Business Concentration and Risks	Major customers One customer accounted for 100% of the total accounts receivable at September 30, 2016. Major vendors One vendor accounted for 91% of total accounts payable at September 30, 2016.	Major customers One customer accounted for 100% of the total accounts receivable at December 31, 2015. Major vendors One vendor accounted for 98% of total accounts payable at December 31, 2015.